Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Accounts receivable	3,746,826	3,236,111
Allowance for credit losses	(107,032)	(145,788)
Accounts receivable, net	3,639,794	3,090,323

Schedule of movements in the allowance for credit losses

	Year ended
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Balance at the beginning of the year	96,959	107,032
Additions	12,388	44,508
Write-off	(2,683)	(6,306)
Recovery of write-off	368	554
Balance at the end of the year	107,032	145,788